CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY		Class A Ordinary Shares [Member] USD ($) shares	Class A Ordinary Shares [Member] HKD ($) shares	Class B Ordinary Shares [Member] USD ($) shares	Class B Ordinary Shares [Member] HKD ($) shares	Receivables from Stockholder [Member] USD ($)	Receivables from Stockholder [Member] HKD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	Parent [Member] USD ($)	Parent [Member] HKD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] HKD ($)	USD ($)	HKD ($)
Beginning balance, value at Sep. 30, 2022			$ 29,832		$ 90,168		$ (119,990)		$ 8,000,000		$ 32,085,133		$ 40,085,143		$ 1,575,934		$ 41,661,077
Beginning balance (In Shares) at Sep. 30, 2022 | shares	[1]	298,320	298,320	901,680	901,680
Net loss											9,697,369		9,697,369		105,775		9,803,144
Capital contribution									4,961,320				4,961,320				4,961,320
Transfer upon acquisition of non-controlling interests									1,680,709				1,680,709		(1,681,709)		(1,000)
Cumulative effect adjustment upon adoption of ASC 326											(1,111,178)		(1,111,178)				(1,111,178)
Ending balance, value at Sep. 30, 2023			$ 29,832		$ 90,168		(119,990)		14,642,029		41,782,502		56,424,541				56,424,541
Ending balance (In Shares) at Sep. 30, 2023 | shares	[1]	298,320	298,320	901,680	901,680
Beginning balance, value at Oct. 01, 2023			$ 29,832		$ 90,168		(119,990)		14,642,029		40,671,324		55,313,363				55,313,363
Beginning balance (In Shares) at Oct. 01, 2023 | shares	[1]	298,320	298,320	901,680	901,680
Net loss											10,653,488		10,653,488				10,653,488
Receipt of shares subscription receivables							119,900						119,900				119,900
Capital injection from shareholder									762,688				762,688				762,688
Initial public offering, net			$ 12,500						24,286,697				24,299,197				24,299,197
Initial public offering, net (In Shares) | shares		125,000	125,000
Ordinary shares issued for services			$ 3,975						6,569,085				6,573,060				6,573,060
Ordinary shares issued for services (In Shares) | shares		39,750	39,750
Ending balance, value at Sep. 30, 2024			$ 46,307		$ 90,168		(90)		46,260,499		51,324,812		97,721,696				97,721,696
Ending balance (In Shares) at Sep. 30, 2024 | shares	[1]	463,070	463,070	901,680	901,680
Net loss											(18,484,477)		(18,484,477)				(18,484,477)
Receipt of shares subscription receivables							90						90				90
Share-based compensation			$ 2,000						2,938,224				2,940,224				2,940,224
Share-based compensation (In Shares) | shares		20,000	20,000
Ordinary shares issued for services			$ 8,000						3,965,189				3,973,189				3,973,189
Ordinary shares issued for services (In Shares) | shares		80,000	80,000
Round-up of fractional share upon share consolidation			$ 2						(2)
Round-up of fractional share upon share consolidation (In Shares) | shares		22	22
Ending balance, value at Sep. 30, 2025		$ 7,235	$ 56,309	$ 11,585	$ 90,168			$ 6,830,773	$ 53,163,910	$ 4,219,496	$ 32,840,335	$ 11,069,089	$ 86,150,722			$ 11,069,089	$ 86,150,722
Ending balance (In Shares) at Sep. 30, 2025 | shares	[1]	563,092	563,092	901,680	901,680

[1]	The share amounts are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital (see Note 15).